Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments
19.	DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS

Risk management activities

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Concentration of credit risk

The Group’s financial instruments do not represent a concentration of credit risk as the Group deals with a number of major banks. Accounts receivable are regularly monitored and assessed and where necessary an adequate level of provision is maintained.

A formal process of allocating counterparty exposure and prudential limits is approved by the audit committee and is applied under the supervision of the Group’s executive committee. Facilities requiring margin payments are not engaged.

Concentration of labor

About three quarters of the Group’s total workforce is unionized (76%), but patterns of union participation vary considerably between locations. Each of the Group’s regions have the following levels of union participation within their workforce:

- Peru 10%

- Australia 0%

- South Africa 93%

- Ghana 96%

Foreign currency and commodity price risk

In the normal course of business, the Group enters into transactions for the sale of its gold, denominated in U.S. Dollars. In addition, the Group has assets and liabilities in a number of different currencies (South African Rand, U.S. Dollars and Australian Dollars). As a result, the Group is subject to transaction and translation exposure from fluctuations in foreign currency exchange rates.

As at December 31, 2015 and 2014, Gold Fields did not hold any derivative instruments to protect its exposure to adverse movements in gold and copper commodity prices.

Under the long-established structure of sales agreements prevalent in the industry, substantially all of Gold Fields’ copper concentrate sales are provisionally priced at the time of shipment. The provisional prices are finalized in a contractually specified future period (generally one to three months) primarily based on quoted London Metal Exchange, or LME, prices. Sales subject to final pricing are generally settled in a subsequent month. Because a significant portion of Gold Fields’ copper concentrate sales in a period usually remain subject to final pricing, the forward price is a major determinant of recorded revenues and the average recorded copper price for the period.

LME copper prices averaged $5,376 per ton during the year ended December 31, 2015 (December 31, 2014: $6,861 and December 31, 2013: $7,324 per ton), compared with the Company’s recorded average price, net of refining charges, of $4,787 per ton (December 31, 2014: $6,827 and December 31, 2013: $6,575). The applicable three month copper price at December 31, 2015 was $4,650 per ton, before taking into account refining charges. During the fiscal year ended December 31, 2015, changes in copper prices resulted in a provisional pricing mark-to-market loss of $1.6 million (December 31, 2014: loss of $8.1 million and December 31, 2013: loss of $7.9 million) (included in revenue).

Interest rate and liquidity risk

Fluctuations in interest rates impact on the value of investments and financing activities, giving rise to interest rate risk. The Group does not currently hedge its exposure to interest rate risk.

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximize returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Substantial contractual arrangements for uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal contingency funding requirements.

Fair value

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The carrying amounts of receivables, accounts payable and cash and cash equivalents are a reasonable estimate of their fair values due to the short-term maturity of such instruments. The investments in the environmental trust fund approximate fair value, as the monies are invested in short-term maturity investments. The listed investments are carried at market value. Long-term loans at floating rates, approximate fair value as they are subject to market based floating rates.

The estimated fair values of the Group’s financial instruments are:

	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	440.0	440.0	458.0	458.0
Receivables	85.2	85.2	122.4	122.4
Non-current investments	175.0	180.0	286.5	279.9
Financial liabilities
Long-term loans	1,803.6	1,569.8	1,770.7	1,614.4
Accounts payable and provisions	381.7	381.7	460.6	460.6
Interest payable	11.4	11.4	11.2	11.2
Short-term loans and current portion of long-term loans	16.7	16.7	140.2	140.2
Other non-current liabilities	6.5	6.5	9.1	9.1

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Items listed below are included in the financial assets and liabilities total above:

	Fair value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	7.8	7.8	—	—
Trade receivable from provisional copper concentrate sales, net	3.1	—	3.1	—

	10.9	7.8	3.1	—

Liabilities:
Oil derivative contracts	1.5	—	1.5	—

	Fair value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	4.4	4.4	—	—
Trade receivable from provisional copper concentrate sales, net	29.5	—	29.5	—

	33.9	4.4	29.5	—

Liabilities:
Oil derivative contracts	10.3	—	10.3	—

The Group’s listed investments comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets and classified within level 1 of the fair value hierarchy. The fair value of the listed investments is the product of the quoted market price and the number of shares held.

The Group’s net trade receivable from provisional copper and gold concentrate sales in La Cima (Cerro Corona) is valued using quoted market prices based on the forward price on the London Metal Exchange and classified within level 2 of the fair value hierarchy.

The Group’s financial instruments valued using pricing models are classified within level 2 of the fair value hierarchy. Where possible, the values produced by the valuation models are verified to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs.

The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended December, 31 2015 and 2014.

Derivative contracts

On September 10, 2014, Gold Fields Australia (Pty) Limited entered into a Singapore Gasoil 10ppm cash settled swap transaction contract for a total of 136,500 barrels, effective September 15, 2014 until March 31, 2015 at a fixed price of US$115.00 per barrel. The 136,500 barrels are based on 50% of usage for the seven month period September 2014—March 2015. Brent Crude at the time of the transaction was US$99.10 per barrel.

On November 26, 2014, Gold Fields Australia (Pty) Limited entered into further Singapore Gasoil 10ppm cash settled swap transaction contracts. A contract for 63,000 barrels for the period January—March 2015 was committed at a fixed price of US$94.00 per barrel, and a further 283,500 barrels was committed at a price of US$96.00 per barrel for the period April—December 2015. Brent Crude at the time of the transaction was US$78.50 per barrel.

As at December 31, 2015, the fair value of these oil derivative contracts was negative $1.5 million (December 31, 2014: negative $10.3 million). This amount is included in accounts payable and provisions (refer note 15).